SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	496,536
Granted | shares	28,107
Vested | shares	(39,154)
Canceled | shares	(11,463)
Unvested - year end | shares	474,026
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 127.39
Granted | $ / shares	232.4
Vested | $ / shares	111.94
Canceled | $ / shares	139.63
Unvested - year end | $ / shares	$ 134.59